UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         November 13, 2009
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        12
                                               -------------

Form 13F Information Table Value Total:        $118,531
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited
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


        COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5    COLUMN 6    COLUMN 7      COLUMN 8

                                  TITLE                  VALUE     SHRS OR  SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER             OF CLASS      CUSIP   (X$1000)    PRN AMT  PRN CALL DISCRETION   MANAGER   SOLE    SHARED     NONE

GENESIS LEASE LTD                  ADR        37183T107    4,341    485,000  SH         OTHER        1             485,000
INTELLON CORP                      COM        45816W504    3,079    434,254  SH         OTHER        1             434,254
ON2 TECHNOLOGIES INC               COM        68338A107    1,064  1,803,675  SH         OTHER        1           1,803,675
PARALLEL PETE CORP DEL             COM        699157103      638    201,402  SH         OTHER        1             201,402
PATRIOT CAPITAL FUNDING INC        COM        70335Y104    2,419    592,869  SH         OTHER        1             592,869
SCHERING PLOUGH CORP               COM        806605101   29,327  1,038,140  SH         OTHER        1           1,038,140
SEPRACOR INC                       COM        817315104    9,093    397,091  SH         OTHER        1             397,091
SPECIALTY UNDERWRITERS ALLIA       COM        84751T309    2,012    304,855  SH         OTHER        1             304,855
SUN MICROSYSTEMS INC             COM NEW      866810203   22,002  2,420,498  SH         OTHER        1           2,420,498
VIRGIN MOBILE USA INC             CL A        92769R108    1,676    335,239  SH         OTHER        1             335,239
VOTORANTIM CELULOSE E PAPEL  SP ADR REP COM   92906P205    5,742    349,927  SH         OTHER        1             349,927
WYETH                              COM        983024100   37,138    764,474  SH         OTHER        1             764,474

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